Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Property Plant and Equipment

	Aircraft, engines and
	flight equipment			Other property, plant and equipment
	Owned	Held under finance leases	Buildings		Construction in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
December 31, 2019
At December 31, 2018, net of accumulated depreciation and impairment	68,565	94,416	8,530	4,174	4,419	180,104
Effect of adoption of IFRS 16	—	(94,416)	—	—	—	(94,416)
At January 1, 2019 (restated)	68,565	—	8,530	4,174	4,419	85,688
Additions	4,137	—	(41)	716	3,242	8,054
Disposals	(10)	—	(40)	(41)	—	(91)
Transfer from construction in progress	—	—	3,523	214	(3,737)	—
Transfer from advanced payments on acquisition of aircraft	335	—	—	—	—	335
Transfer from investment properties (Note 18)	—	—	76	—	—	76
Transfer from right-of-use assets (Note 19(b))	14,264	—	—	—	—	14,264
Transfer to investment properties (Note 18)	—	—	(23)	—	—	(23)
Transfer from/(to) other non-current assets	—	—	—	309	(67)	242
Disposal of a subsidiary (Note 45)	—	—	(8)	(18)	—	(26)
Depreciation provided during the year	(7,812)	—	(363)	(903)	—	(9,078)
Impairment	—	—	—	(4)	—	(4)

At December 31, 2019, net of accumulated depreciation and impairment	79,479	—	11,654	4,447	3,857	99,437

At December 31, 2019:
Cost	133,845	—	14,153	10,217	3,857	162,072
Accumulated depreciation and impairment	(54,366)	—	(2,499)	(5,770)	—	(62,635)

Net carrying amount	79,479	—	11,654	4,447	3,857	99,437

	Aircraft, engines and flight equipment			Other property, plant and equipment
	Owned	Held under finance leases	Buildings		Construction in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
December 31, 2018
At December 31, 2017 and at January 1, 2018:
Cost	111,297	105,801	8,809	7,934	3,705	237,546
Accumulated depreciation and impairment	(42,303)	(21,041)	(2,331)	(5,015)	—	(70,690)

Net carrying amount	68,994	84,760	6,478	2,919	3,705	166,856

At January 1, 2018, net of accumulated depreciation and impairment	68,994	84,760	6,478	2,919	3,705	166,856
Additions	6,057	9,821	32	1,192	4,181	21,283
Disposals	(3,304)	(1,332)	(202)	(54)	—	(4,892)
Transfer from construction in progress	—	—	2,909	548	(3,457)	—
Transfer from advanced payments on acquisition of aircraft	824	10,696	—	—	—	11,520
Transfer from investment properties (Note 18)	—	—	18	—	—	18
Transfer to investment properties (Note 18)	—	—	(386)	—	—	(386)
Assets included in assets classified as held for sale	(13)	—	—	—	—	(13)
Transfer from/(to) other non-current assets	—	—	—	359	(10)	349
Depreciation provided during the year	(6,798)	(6,709)	(318)	(791)	—	(14,616)
Impairment	(15)	—	—	—	—	(15)
Transfers	2,820	(2,820)	(1)	1	—	—

At December 31, 2018, net of accumulated depreciation and impairment	68,565	94,416	8,530	4,174	4,419	180,104

At December 31, 2018:
Cost	111,968	117,824	10,689	9,462	4,419	254,362
Accumulated depreciation and impairment	(43,403)	(23,408)	(2,159)	(5,288)	—	(74,258)

Net carrying amount	68,565	94,416	8,530	4,174	4,419	180,104

Aircraft [member]
Statement [Line Items]
Summary of Property Plant and Equipment
The following table indicates the cost and net carrying amount of the Group’s aircraft pledged as collateral under certain borrowing arrangements (Note 38):

	2019		2018
	Cost	Net carrying amount	Cost	Net carrying amount
	RMB million	RMB million	RMB million	RMB million
Aircraft
- pledged as collateral	10,819	7,243	11,752	8,391